Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Alternative Credit Income Fund

6/30/2026 (UNAUDITED)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (72.59%)(a)(b) Communication Services (3.88%)
Next Flight Ventures, Delayed Draw Term Loan(c)(d)(e)	13.95%	13.95% PIK	12/26/2026	$1,185,401	$1,166,432
Next Flight Ventures, First Lien Term Loan(c)(e)	13.99%	13.99% PIK	12/26/2026	5,373,391	5,293,328
					6,459,760
Consumer Discretionary (3.96%)
Lucky Bucks Holdings LLC, Subordinated Note(c)(f)	–%	3M SOFR + 4.75%, 0.75% Floor	05/29/2028	10,013,460	1,938,606
Needle Holdings LLC, First Lien Term Loan(c)(f)	–%	3M SOFR + 9.00%	06/22/2027	26,339	–
PMP OPCO, LLC, Delayed Draw Term Loan(c)(d)(g)	12.18%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	381,742	341,637
PMP OPCO, LLC, First Lien Term Loan(c)(g)	12.13%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,113,750	1,024,650
PMP OPCO, LLC, Revolver(c)(d)(g)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(11,250)
Riddell Inc., First Lien Term Loan(c)(g)	8.64%	1M SOFR + 5.00%, 1.00% Floor	05/14/2031	3,282,623	3,311,881
					6,605,524
Consumer Staples (6.60%)
BrightPet, First Lien Term Loan(c)(e)	10.81%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	01/04/2028	1,949,933	1,438,076
BrightPet, Revolver(c)(e)	10.81%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	01/04/2028	530,695	391,388
Florida Food Products, LLC, Second Lien Term Loan C(c)(e)	8.99%	3M SOFR + 3.00%, 2.00% PIK, 1.00% Floor	10/15/2030	899,241	688,760
Florida Food Products, LLC, Second Lien Term Loan D(c)(e)	8.99%	3M SOFR + 5.00%	10/15/2030	192,595	147,515
Florida Food Products, LLC, Third Lien Term Loan(c)(e)	11.99%	3M SOFR + 8.00% PIK, 0.75% Floor	04/15/2031	4,761,957	3,220,511
Phillips Feed Service, Inc., First Lien Term Loan(c)	14.00%	14% PIK	04/13/2033	5,431,716	5,103,640
					10,989,890
Financials (15.03%)
BetaNXT, Inc., First Lien Term Loan(c)	9.45%	3M SOFR + 5.75%	07/01/2029	1,412,955	1,374,685
DeltaDx Limited, LP - Barri/Dolex(c)(e)	15.00%	15.00% PIK	06/14/2028	412,124	410,599
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(c)	0.00%	N/A	07/15/2052	5,694,718	8,731,410
Money Transfer Acquisition Inc., First Lien Term Loan(c)	11.97%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	5,700,608	5,678,946
PMA Parent Holdings LLC, First Lien Term Loan(c)	8.48%	3M SOFR + 4.75%, 0.75% Floor	01/31/2031	2,742,918	2,738,804
PMA Parent Holdings LLC, Revolver(c)(d)	–%	3M SOFR + 4.75%, 0.75% Floor	01/31/2031	–	(375)
PocketWatch, Inc., First Lien Term Loan - Incremental(c)	13.80%	N/A	01/30/2028	791,936	788,451
PocketWatch, Inc., First Lien Term Loan - Initial(c)	14.99%	N/A	07/15/2027	793,848	790,355
SouthStreet Securities Holdings, Inc., First Lien Term Loan(c)	9.00%	N/A	09/20/2027	2,700,000	2,541,510
TA/WEG HOLDINGS, LLC, Delayed Draw Term Loan(c)	7.98%	3M SOFR + 4.25%, 5.50% Floor	10/02/2028	1,979,572	1,979,572
TA/WEG HOLDINGS, LLC, Revolver(c)(d)	10.75%	3M SOFR + 6.25%, 1.00% Floor	10/02/2028	–	–
					25,033,957
Health Care (14.86%)
American Academy Holdings, LLC, Delayed Draw Term Loan(c)(e)	13.01%	1M SOFR + 4.25%, 5.00% PIK, 1.00% Floor	06/30/2027	426,382	425,871
American Academy Holdings, LLC, First Lien Term Loan(c)(e)	13.01%	1M SOFR + 4.25%, 5.00% PIK, 1.00% Floor	06/30/2027	2,148,966	2,146,387
American Academy Holdings, LLC, Second Lien Term Loan(c)(e)	14.50%	14.50% PIK	03/01/2028	5,245,851	5,167,163
PhyNet Dermatology LLC, First Lien Term Loan(c)(e)	10.18%	6M SOFR + 6.50%, 1.00% Floor	10/20/2029	1,992,949	1,958,072
Premier Radiology Acquisition, Inc, First Lien Term Loan(c)	10.72%	1M SOFR + 7.00%, 3.00% Floor	06/09/2028	1,954,123	1,937,122
Upstream Newco, Inc., Amended Second Lien Term Loan(c)(e)	12.67%	3M SOFR + 9.00%	05/20/2030	2,463,365	3,088,567
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)(e)	13.27%	3M SOFR + 9.50%	05/20/2030	8,012,502	6,846,684
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan(c)	9.63%	1M SOFR + 6.00%, 2.00% Floor	06/14/2029	1,082,645	1,081,455
VBC Spine Opco LLC (DxTX Pain and Spine LLC), First Lien Term Loan(c)	9.64%	1M SOFR + 6.00%, 2.00% Floor	06/14/2029	1,864,129	1,862,078
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver(c)(d)	9.64%	3M SOFR + 6.00%, 2.00% Floor	06/14/2029	241,936	241,492
					24,754,891

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (72.59%)(a)(b) Industrials (7.74%)
Accordion Partners LLC, Delayed Draw Term Loan(c)	8.67%	3M SOFR + 5.00%, 0.75% Floor	11/17/2031	$334,089	$334,089
Accordion Partners LLC, First Lien Term Loan(c)	8.67%	3M SOFR + 5.00%, 0.75% Floor	11/17/2031	1,660,643	1,660,643
Accordion Partners LLC, Revolver(c)(d)	–%	3M SOFR + 5.00%, 0.75% Floor	11/17/2031	–	–
Epic Staffing Group, First Lien Term Loan(c)	9.67%	6M SOFR + 6.00%, 0.50% Floor	06/28/2029	1,924,185	1,577,832
Marvel APS, Delayed Draw Term Loan(c)(e)(h)	10.00%	10.00% PIK	12/21/2027	3,909,446	5,109,259
Material Handling Systems, Inc., First Lien Term Loan(c)	9.19%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,863,129	464,227
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan(c)(d)	10.63%	6M SOFR + 7.00%, 2.00% Floor	12/11/2029	450,543	442,791
Newbury Franklin Industrials, LLC, First Lien Term Loan(c)	10.62%	6M SOFR + 7.00%, 2.00% Floor	12/11/2029	3,346,284	3,301,778
					12,890,619
Information Technology (20.52%)
Accurate Background, LLC, First Lien Term Loan(c)	9.99%	3M SOFR + 6.00%, 1.00% Floor	03/26/2029	4,299,079	4,299,081
Ancile Solutions, Inc., First Lien Term Loan(c)	13.94%	3M SOFR + 10.00%, 1.00% Floor	06/11/2026	3,220,281	3,294,347
Colonnade Intermediate, LLC, Delayed Draw Term Loan(c)(f)	–%	1M SOFR + 7.00%, 1.00% Floor	09/30/2026	1,688,518	1,000,447
Colonnade Intermediate, LLC, First Lien Term Loan(c)(f)	–%	1M SOFR + 7.00%, 1.00% Floor	09/30/2026	1,766,712	1,046,777
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(c)	10.64%	1M SOFR + 7.00%	02/16/2029	3,600,000	3,029,634
Diamanti, Inc., Subordinated Note(c)(e)	17.50%	17.50% PIK	04/01/2026	5,175,337	5,415,993
Dun & Bradstreet Holdings, Inc., First Lien Term Loan(c)	9.15%	1M SOFR + 5.50%, 0.75% Floor	08/26/2032	1,688,206	1,677,739
Dun & Bradstreet Holdings, Inc., Revolver(c)(d)	9.12%	1M SOFR + 5.50%, 0.75% Floor	08/26/2032	33,934	32,882
Ivanti Security Holdings LLC, NewCo First Lien Term Loan(c)	9.41%	3M SOFR + 5.75%, 2.00% Floor	06/01/2029	293,840	285,392
Ivanti Software, Inc., Second Lien Initial Term Loan(c)	11.18%	3M SOFR + 7.25%, 1.00% Floor	06/01/2029	4,040,000	725,523
Kofax, Inc., Second Lien Term Loan(c)	11.41%	3M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	2,290,000
Metrc Inc., Delayed Draw Term Loan(c)(d)	–%	3M SOFR + 5.50%, 1.00% Floor	09/30/2031	–	1,355
Metrc Inc., First Lien Term Loan(c)	9.23%	3M SOFR + 5.50%, 1.00% Floor	09/30/2031	293,496	287,480
Metrc Inc., Revolver(c)(d)	–%	3M SOFR + 5.50%, 1.00% Floor	09/30/2031	–	(3,178)
Phoenix Finance, Inc., First Lien Term Loan(c)(e)	12.73%	12.73% PIK, 1.00% Floor	08/14/2028	976,160	960,834
Phoenix Finance, Inc., Second Lien Term Loan(c)(e)	11.38%	11.38% PIK, 1.00% Floor	08/14/2028	1,731,913	1,620,205
Precisely Software Incorporated, Second Lien Term Loan(c)	11.18%	3M SOFR + 7.25%, 0.75% Floor	04/23/2029	3,000,000	1,948,755
Spectrio, Delayed Draw Term Loan(c)(e)	9.67%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	1,174,785	876,742
Spectrio, First Lien Term Loan(c)(e)	9.67%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	2,816,509	2,101,960
VTX Intermediate Holdings, Inc., First Lien Term Loan(c)(e)	10.92%	1M SOFR + 6.00%, 2.00% Floor	12/12/2029	1,162,076	1,160,623
VTX Intermediate Holdings, Inc., Second Lien Term Loan(c)(e)	12.50%	12.50% PIK	12/12/2030	2,182,400	2,127,840
					34,180,431
TOTAL BANK LOANS
(Cost $135,878,288)					120,915,072

CORPORATE BONDS (2.28%)(a)(b)
Communications (1.19%)
Spanish Broadcasting System, Inc.(f)(i)	–%	N/A	03/01/2026	3,000,000	1,980,000
Consumer Discretionary (–%)
Monitronics - Escrow(c)	–%	N/A	12/31/2049	2,650,000	–
Financials (1.09%)
EJF CRT 2024-R1 LLC, Class R1(c)	11.44%	1M CMTR + 7.75%, 7.75% Floor	12/17/2055	1,820,578	1,820,578
TOTAL CORPORATE BONDS
(Cost $4,788,067)					3,800,578

ASSET BACKED SECURITIES (2.96%)(b)
Financials (2.96%)
Canyon Capital CLO 2014-1, Ltd., Class ER(f)(i)	–%	3M SOFR + 7.70%	01/30/2031	1,000,000	118,259
JMP Credit Advisors CLO IV, Ltd.(c)(f)(g)	–%	N/A	07/17/2029	4,836,540	1,451
JMP Credit Advisors CLO V, Ltd.(c)(f)(g)	–%	N/A	07/17/2030	4,486,426	52,940
Mount Logan Funding 2018-1 LP(c)(g)(i)	19.39%	19.39%	01/22/2033	7,798,575	3,731,228
Octagon Investment Partners 36, Ltd., Class F(f)(i)	–%	3M SOFR + 7.75%	04/15/2031	1,000,000	288,359
Octagon Investment Partners XIV, Ltd., Class ER(f)(i)	–%	3M SOFR + 8.35%	07/15/2029	2,132,000	–
Saranac CLO VII, Ltd., Class ER(f)(i)	–%	3M SOFR + 6.72%	11/20/2029	558,276	45,032
Tralee CLO II, Ltd., Class ER,(i)	11.79%	3M SOFR + 7.85%	07/20/2029	955,775	695,115
Tralee CLO II, Ltd., Class FR,(f)(i)	–%	3M SOFR + 8.85%	07/20/2029	1,000,000	139
					$4,932,523

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
ASSET BACKED SECURITIES (2.96%)(b) Financials (2.96%) (continued)

TOTAL ASSET BACKED SECURITIES
(Cost $8,537,938)					4,932,523

EQUIPMENT FINANCING (0.24%)(b)
Financials (0.24%)
White Oak Equipment Finance 1, LLC(c)(j)	10.75%	N/A	01/01/2027	$398,838	398,838

TOTAL EQUIPMENT FINANCING
(Cost $398,838)					398,838

	Dividend
	Rate	Shares	Value
PREFERRED STOCK (3.27%)(b)
Communication Services (1.83%)
Invisible Narratives, LLC, Preferred(c)(k)		8,733,625	3,055,022

Consumer Discretionary (0.67%)
Princeton Medspa Partners, LLC(c)(e)(g)(j)	12.50% PIK	319,780	155,150
Riddell Sports Enterprises LLC, Preferred(c)(e)(g)	10.00% PIK	955,320	963,834
			1,118,984
Consumer Staples (0.34%)
Middle West Spirits Holdings, LLC, Preferred(c)(e)	10.00% PIK	494,002	559,473

Health Care (0.09%)
American Academy Holdings. Inc., Preferred Units(c)(j)(k)		90,970	152,386

Industrials (0.34%)
GreenPark Infrastructure, LLC Series A(c)(g)(j)(k)		400	233,478
Phoenix Aviation Capital LLC, Preferred(c)(e)(g)(j)	7.00% PIK	460,381	334,927
			568,405
TOTAL PREFERRED STOCK
(Cost $5,361,778)			5,454,270

	Shares	Value
COMMON EQUITY (9.77%)(b)
Communication Services (0.05%)
Next Flight Ventures(c)(k)	88	58,377
NFV Co-Pilot, Inc.(c)(k)	441	17,889
		76,266
Consumer Discretionary (0.69%)
CEC Entertainment, Inc.(k)	79,564	729,363
JoAnn Inc.(c)(k)	1,570,371	–
Riddell Sports Enterprises LLC, Common(c)(g)(k)	727	426,448
		1,155,811
Consumer Staples (2.85%)
Cooper OH Originations, LLC SPV(c)(j)	40,000	4,728,815
Middle West Spirits Holdings, LLC, Common Stock(c)(k)	45	19,064
		4,747,879
Diversified (1.48%)
BCP Investment Corporation(g)	31,482	229,189
CION Investment Corp.	120,800	752,584
Franklin BSP Capital Corp.	57,308	771,906
WhiteHorse Finance, Inc.	107,328	719,098
		2,472,777

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
COMMON EQUITY (9.77%)(b) (continued) Financials (0.77%)
AIP Capital, LLC(c)(j)(k)	30	$12,368
Aperture Dodge 18 LLC(c)(k)	2,076,378	1,253,281
		1,265,649
Health Care (0.28%)
American Academy Holdings. Inc., Common Units(c)(j)(k)	0.05	180,000
DxTx Pain and Spine LLC, Common Units(c)(j)(k)	98,854	289,890
		469,890
Industrials (0.60%)
GreenPark Infrastructure, LLC Series M-1(c)(g)(j)(k)	2,565	884,946
Incora Top Holdco LLC(c)(k)	5,350	–
Phoenix Aviation Capital LLC, Common Stock(c)(g)(j)(k)	1	110,887
		995,833
Information Technology (0.72%)
BGPT Maverick, L.P.(c)(k)	1,000,000	1,194,515
VTX Holdings, LLC(c)(k)	932,474	936
		1,195,451
Real Estate (2.33%)
Copper Property CTL Pass Through Trust(j)	319,520	3,386,912
Rebound Investment LP(c)(d)	335,000	501,200
		3,888,112
TOTAL COMMON EQUITY
(Cost $22,072,015)		16,267,668

		Value
PRIVATE INVESTMENT FUNDS (17.75%)(b)
BlackRock Global Credit Opportunities Fund, LP(d)(l)(m)		5,830,157
CVC European Mid-Market Solutions Fund(d)(l)(m)		1,090,430
EJF Financial Debt Strategies Fund LP(m)		792,471
GSO Credit Alpha Fund II LP(d)(l)(m)		1,051,615
Monroe Capital Private Credit Fund III LP(d)(l)(m)		3,377,237
Pelham S2K SBIC II, L.P.(d)(l)(m)		529,016
Tree Line Credit Strategies LP(l)(m)		16,896,688
		29,567,614
TOTAL PRIVATE INVESTMENT FUNDS
(Cost $35,393,546)		29,567,614

JOINT VENTURE (0.21%)(b)
Joint Venture (0.21%)
Series B - Great Lakes Funding II LLC(d)(g)(m)(n)	383,019	343,184
TOTAL JOINT VENTURE
(Cost $383,019)		343,184

	Shares	Value
INTERVAL FUND (2.50%)(b)
Diversified (2.50%)
Opportunistic Credit Interval Fund(g)	362,837	4,172,622
TOTAL INTERVAL FUND
(Cost $4,368,554)		4,172,622

WARRANTS (0.31%)(b)
Consumer Discretionary (0.00%)
Princeton Medspa Partners, LLC(c)(g)(j)	0.01	1,976
Financials (0.31%)
SouthStreet Securities Holdings, Strike Price $1.00, Expires 09/20/2027(c)	3,400	510,646

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Information Technology (–%)
Diamanti, Inc., Class A, Strike Price $0.01, Expires 4/29/2032(c)	146,413	$–
TOTAL WARRANTS
(Cost $390,456)		512,622

	Number of
	Contracts	Value
DERIVATIVES (–%)(b)
Consumer Discretionary (–%)
Princeton Medspa Partners, LLC(c)(g)(j)(o)	250,000	–
TOTAL DERIVATIVES
(Cost $–)		–

INVESTMENTS, AT VALUE (111.88%)
(COST $217,572,499)		$186,364,991
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.88%)		(19,765,963)
NET ASSETS - (100.00%)		$166,599,028

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK - Payment in-Kind

Reference Rates:

1M SOFR - 1 Month US SOFR as of June 30, 2026 was 3.63%

3M SOFR - 3 Month US SOFR as of June 30, 2026 was 3.64%

6M SOFR - 6 Month US SOFR as of June 30, 2026 was 3.67%

1M CMTR - 1 Month Constant Maturity Treasury Rate was 3.70%

(a)	Variable rate investment, unless otherwise noted above. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	These investments are pledged to secure the Fund’s debt obligations.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	All or a portion of this commitment was unfunded as of June 30, 2026.
(e)	Payment in kind security which may pay interest in additional par.
(f)	Non-accrual investment. Beginning March 31, 2026, the Company recognized interest income to the extent that it is received in cash on its loans to Colonnade Intermediate, LLC (cash basis income recognition).
(g)	Affiliate company.
(h)	Principal balance denominated in euros.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of those securities was $6,858,132, representing 4.12% of net assets.
(j)	Investment held through ACIF Master Blocker, LLC, a wholly-owned subsidiary. As of June 30, 2026, the aggregate market value of those securities was $10,870,573, representing 6.52% of net assets.
(k)	Non-income producing security.
(l)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary. As of June 30, 2026, the aggregate market value of those securities was $28,775,143 representing 17.27% of net assets.
(m)	Restricted security.
(n)	During the three-month period ended June 30, 2026, the Fund invested $20,955 in Series B – Great Lakes Funding II LLC units, received a return of capital distribution of $-, and reported change in unrealized depreciation of $4,968. Additionally, Series B – Great Lakes Funding II LLC declared distributions of $12,186 during the three-month period ended June 30, 2026.
(o)	Information related to the Fund’s derivatives is presented below as of June 30, 2026

		Number of		Exercise
Description	Counterparty	Shares	Notional Amount	Price	Expiration Date	Value
Put Option	Princeton Medspa Partners, LLC	250,000	$250,000	$2.00	N/A	$–

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Alternative Credit Income Fund	Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Date(s) of Purchases	Security	Cost	Value	% of Net Assets
03/31/2018 - 06/30/2025	BlackRock Global Credit Opportunities Fund, LP	$9,158,434	$5,830,157	3.50%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	2,911,406	1,090,430	0.65%
06/30/2024 - 09/30/2024	EJF Financial Debt Strategies Fund LP	750,000	792,471	0.48%
06/30/2018 - 03/31/2021	GSO Credit Alpha Fund II LP	–	1,051,615	0.63%
09/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	3,061,035	3,377,237	2.03%
11/14/2022 - 06/30/2025	Pelham S2K SBIC II, L.P.	512,671	529,016	0.32%
08/05/2022 - 06/30/2026	Series B - Great Lakes Funding II LLC	383,019	343,184	0.21%
12/31/2017 - 06/30/2025	Tree Line Credit Strategies LP	19,000,000	16,896,688	10.14%
	Total	$35,776,565	$29,910,798	17.96%

Additional information on investments in private investment funds and unfunded commitments:

				Unfunded
		Redemption	Redemption	Commitments as of
Security	Value	Frequency	Notice(Days)	June 30, 2026
BlackRock Global Credit Opportunities Fund, LP(a)	$5,830,157	N/A	N/A	$3,259,801
CVC European Mid-Market Solutions Fund(b)	1,090,430	N/A	N/A	206,342
EJF Financial Debt Strategies Fund LP	792,471	N/A	N/A	–
GSO Credit Alpha Fund II LP(a)	1,051,615	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	3,377,237	N/A	N/A	1,498,740
Pelham S2K SBIC II, L.P.	529,016	N/A	N/A	1,487,329
Series B - Great Lakes Funding II LLC(a)	343,184	N/A	N/A	93,437
Tree Line Credit Strategies LP	16,896,688	Quarterly	90	–
Total	$29,910,798			$13,927,773

Unfunded Commitments:

			Unfunded
			Commitments as of
Security	Value	Maturity	June 30, 2026
Accordion Partners LLC, Revolver	$–	11/17/2031	$196,285
Dun & Bradstreet Holdings, Inc., Revolver	32,882	08/26/2032	135,735
Metrc Inc., Delayed Draw Term Loan	1,355	09/30/2031	49,286
Metrc Inc., Revolver	(3,178)	09/30/2031	155,000
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan	442,791	12/11/2029	532,895
Next Flight Ventures, Delayed Draw Term Loan	1,166,432	12/26/2026	266,700
PMA Parent Holdings LLC, Revolver	(375)	01/31/2031	250,075
PMP OPCO, LLC, Delayed Draw Term Loan	341,637	05/31/2029	136,652
PMP OPCO, LLC, Revolver	(11,250)	05/31/2029	140,625
Rebound Investment LP	501,200	N/A	665,000
TA/WEG HOLDINGS, LLC, Revolver	–	10/02/2028	75,248
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver	241,492	06/14/2029	161,290
Total	$2,712,986		$2,764,791
Total Unfunded Commitments			$16,692,564

(a)	A voluntary withdrawal maybe permitted at the General Partner’s discretion with the General Partner’s consent.
(b)	A voluntary withdrawal maybe permitted with the General Partner’s prior written consent.